Mortgages and Notes Payable	12 Months Ended
Dec. 31, 2011
Mortgages and Notes Payable [Abstract]
Mortgages and Notes Payable

(9) Mortgages and Notes Payable

The following table summarizes the Company’s mortgages and notes payable at December 31, 2011 and 2010:

	December 31,
	2011	2010
Fixed rate mortgages payable:
Mortgage loans (a)	$2,691,323	$3,334,784
Premium, net of accumulated amortization	10,858	17,534
Discount, net of accumulated amortization	(2,003)	(2,502)

	2,700,178	3,349,816

Variable rate mortgages payable:
Mortgage loans	—	17,389
Construction loans	79,599	86,768

	79,599	104,157

Mortgages payable	2,779,777	3,453,973
Notes payable	138,900	138,900
Margin payable	7,541	10,017

Mortgages and notes payable	$2,926,218	3,602,890

(a)	Includes $76,269 and $67,504 of variable rate debt that was swapped to a fixed rate as of December 31, 2011 and 2010, respectively.

Mortgages Payable

Mortgages payable outstanding as of December 31, 2011 were $2,779,777 and had a weighted average interest rate of 6.13%. Of this amount, $2,700,178 had fixed rates ranging from 4.61% to 8.00% (9.78% for matured mortgages payable) and a weighted average fixed rate of 6.20% at December 31, 2011. The weighted average interest rate for the fixed rate mortgages payable excludes the impact of the premium and discount amortization. The remaining $79,599 of mortgages payable represented variable rate loans with a weighted average interest rate of 3.77% at December 31, 2011. Properties with a net carrying value of $4,086,595 at December 31, 2011 and related tenant leases are pledged as collateral for the mortgage loans. Properties with a net carrying value of $126,585 at December 31, 2011 and related tenant leases are pledged as collateral for the construction loans. As of December 31, 2011, the Company’s outstanding mortgage indebtedness had various scheduled maturity dates through March 1, 2037.

During the year ended December 31, 2011, the Company obtained mortgages payable proceeds of $91,579, of which a $60,000 mortgage payable was subsequently assumed by the RioCan joint venture on August 22, 2011, made mortgages payable repayments of $637,474 (excluding principal amortization of $40,597) and received forgiveness of debt of $15,798. The mortgages payable originated during the year ended December 31, 2011 have a fixed or variable interest rate ranging from 2.50% to 5.50%, a weighted average interest rate of 3.84% and a maturity date up to 15 years. The fixed or variable interest rates of the loans repaid during the year ended December 31, 2011 ranged from 2.49% to 8.00% and had a weighted average interest rate of 5.14%. The Company also entered into modifications of four existing loan agreements which extended the maturities of $16,116 of mortgages payable to May 1, 2014, a $7,137 mortgage payable to September 30, 2016 and a matured mortgage payable with a balance of $5,336 to November 1, 2011, on which date it was repaid.

Mortgages payable outstanding as of December 31, 2010 were $3,453,973 and had a weighted average interest rate of 5.99%. Of this amount, $3,349,816 had fixed rates ranging from 4.44% to 8.00% (10.04% for matured mortgages payable) and a weighted average fixed rate of 6.04% at December 31, 2010. The weighted average interest rate for the fixed rate mortgages payable excludes the impact of the premium and discount amortization. The remaining $104,157 of mortgages payable represented variable rate loans with a weighted average interest rate of 4.47% at December 31, 2010. Properties with a net carrying value of $5,170,029 at December 31, 2010 and related tenant leases were pledged as collateral for the mortgage loans. Development properties with a net carrying value of $148,808 at December 31, 2010, of which $62,704 is included in developments in progress and the remaining balance of $86,104 is included in net investment properties, and related tenant leases were pledged as collateral for the construction loans. As of December 31, 2010, the Company’s outstanding mortgage indebtedness had various scheduled maturity dates through March 1, 2037.

The majority of the Company’s mortgages payable require monthly payments of principal and interest, as well as reserves for real estate taxes and certain other costs. Although the loans obtained by the Company are generally non-recourse, occasionally, when it is deemed necessary, the Company may guarantee all or a portion of the debt on a full-recourse basis. As of December 31, 2011, the Company had guaranteed $24,399 of the outstanding mortgages payable with maturity dates ranging from February 11, 2013 through September 30, 2016 (see Note 17). At times, the Company has borrowed funds financed as part of a cross-collateralized package, with cross-default provisions, in order to enhance the financial benefits. In those circumstances, one or more of the properties may secure the debt of another of the Company’s properties. Individual decisions regarding interest rates, loan-to-value, debt yield, fixed versus variable-rate financing, term and related matters are often based on the condition of the financial markets at the time the debt is issued, which may vary from time to time.

As of December 31, 2011, the Company had two mortgages payable, totaling $51,769, which had matured and had not been repaid or refinanced. In the second quarter of 2010, the Company ceased making the monthly debt service payment on one of these mortgages payable with an outstanding principal balance of $26,865 as of December 31, 2011. The non-payment of this monthly debt service amounts to $1,311 annually and does not result in noncompliance under any of our other mortgages payable or secured credit agreements. Subsequent to December 31, 2011, the Company made payments of $664 relating to the other matured mortgage payable with an outstanding principal balance of $24,904. As of December 31, 2011, the Company had accrued $4,842 of interest related to these mortgages payable. The Company has attempted to negotiate and has made offers to the lenders to determine an appropriate course of action under these non-recourse loan agreements; however no assurance can be provided that negotiations will result in a favorable outcome.

Some of the mortgage payable agreements include periodic reporting requirements and/or debt service coverage ratios which allow the lender to control property cash flow if the Company fails to meet such requirements. Management believes the Company was in compliance with such provisions as of December 31, 2011.

Notes Payable

The following table summarizes the Company’s notes payable as of December 31, 2011 and 2010:

	December 31,
	2011	2010
IW JV Senior Mezzanine Note	$85,000	$85,000
IW JV Junior Mezzanine Note	40,000	40,000
Mezzanine Note	13,900	13,900

	$138,900	$138,900

Notes payable outstanding as of December 31, 2011 were $138,900 and had a weighted average interest rate of 12.62%. Of this amount, $125,000 represents notes payable proceeds from a third party lender related to the debt refinancing transaction for IW JV. The notes have fixed interest rates ranging from 12.24% to 14.00%, mature on December 1, 2019 and are secured by 100% of the Company’s equity interest in the entity owning the IW JV investment properties. The IW JV notes can be prepaid beginning in February 2013 for a fee ranging from 1% to 5% of the outstanding principal balance depending on the date the prepayment is made.

During the year ended December 31, 2010, the Company borrowed $13,900 from a third party in the form of a mezzanine note and used the proceeds as a partial paydown of the mortgage payable, as required by the lender. The mezzanine note bears interest at 11.00% and matures on December 16, 2013.

Derivative Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risk, including interest rate, liquidity and credit risk primarily by managing the amount, sources and duration of its debt funding and, to a limited extent, the use of derivative instruments.

The Company has entered into derivative instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative instruments, described below, are used to manage differences in the amount, timing and duration of the Company’s known or expected cash payments principally related to certain of the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objective in using interest rate derivatives is to manage its exposure to interest rate movements and add stability to interest expense. To accomplish this objective, the Company uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreement without exchange of the underlying notional amount.

The Company utilizes three interest rate swaps to hedge the variable cash flows associated with variable-rate debt. The effective portion of changes in the fair value of derivatives that are designated and that qualify as cash flow hedges is recorded in “Accumulated other comprehensive income” and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the years ended December 31, 2011 and 2010, the Company recorded hedge ineffectiveness of $314 loss and $232 loss, respectively, as a result of the off-market nature and notional mismatches related to its swaps. The Company has reclassified all of the previously deferred accumulated other comprehensive income into earnings as of December 31, 2011. During the year ended December 31, 2009, the Company recorded no hedge ineffectiveness.

Amounts reported in “Accumulated other comprehensive income” related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. Over the next year, the Company estimates that an additional $990 will be reclassified as an increase to interest expense. During the year ended December 31, 2010, the Company accelerated $117 loss from accumulated other comprehensive income into earnings as a result of the hedged forecasted transactions becoming probable not to occur. There were no such accelerations during the years ended December 31, 2011 and 2009.

As of December 31, 2011 and 2010, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivatives	Number of Instruments		Notional
	2011	2010	2011	2010
Interest Rate Swap	3	2	$76,269	$67,504

The table below presents the estimated fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2011 and 2010. The valuation techniques utilized are described in Note 16 to the consolidated financial statements.

	Liability Derivatives
	December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as cash flow hedges:
Interest rate swaps	Other Liabilities	$2,891	Other Liabilities	$2,967

The table below presents the effect of the Company’s derivative financial instruments in the consolidated statements of operations and other comprehensive loss for the years ended December 31, 2011 and 2010.

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)		Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing and Missed Forecasted Transactions)
	2011	2010		2011	2010		2011	2010
Interest rate swaps	$(1,346)	$(1,722)	Interest Expense	$(2,557)	$(2,970)	Other Expense	$(314)	$(350)

Credit-risk-related Contingent Features

Derivative financial investments expose the Company to credit risk in the event of non-performance by the counterparties under the terms of the interest rate hedge agreements. The Company believes it minimizes credit risk by transacting with major creditworthy financial institutions. As part of the Company’s ongoing control procedures, it monitors the credit ratings of counterparties and the exposure to any single entity, which minimizes credit risk concentration. The Company believes the potential impact of realized losses from counterparty non-performance is not significant.

The Company has agreements with each of its derivative counterparties that contain a provision whereby if the Company defaults on the related indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its corresponding derivative obligation. The Company was not in default with respect to these agreements at December 31, 2011.

The Company’s agreements with each of its derivative counterparties also contain a provision whereby if the Company consolidates with, merges with or into, or transfers all or substantially all of its assets to another entity and the creditworthiness of the resulting, surviving or transferee entity is materially weaker than the Company’s, the counterparty has the right to terminate the derivative obligations. As of December 31, 2011, the termination value of derivatives in a liability position, which includes accrued interest of $153 but excludes any adjustment for nonperformance risk, which the Company has deemed not significant, was $3,151. As of December 31, 2011, the Company has not posted any collateral related to these agreements. If the Company had breached any of these provisions at December 31, 2011, it could have been required to settle its obligations under the agreements at their termination value of $3,151.

Margin Payable

The Company purchases a portion of its securities through a margin account. As of December 31, 2011 and 2010, the Company had recorded a payable of $7,541 and $10,017, respectively, for securities purchased on margin. This debt bears a variable interest rate of the London Interbank Offered Rate, or LIBOR, plus 35 basis points. At December 31, 2011, this rate was equal to 0.62%. Interest expense on this debt in the amount of $51, $96 and $252 was recognized within “Interest expense” in the accompanying consolidated statements of operations and other comprehensive loss for the years ended December 31, 2011, 2010 and 2009, respectively. This debt is due upon demand. The value of the Company’s marketable securities serves as collateral for this debt. During the years ended December 31, 2011 and 2010, the Company did not borrow on its margin account, but paid down $2,476 and $12,843, respectively.

Debt Maturities

The following table shows the scheduled maturities of the Company’s mortgages payable, notes payable, margin payable and secured credit facility (as described in Note 10) as of December 31, 2011, for each of the next five years and thereafter and does not reflect the impact of any 2012 debt activity:

	2012	2013	2014	2015	2016	Thereafter	Total	Fair Value
Maturing debt (a):
Fixed rate debt:
Mortgages payable (b)	$450,388	$310,354	$239,572	$470,754	$46,706	$1,173,549	$2,691,323	$2,871,601
Notes payable	—	13,900	—	—	—	125,000	138,900	150,836

Total fixed rate debt	$450,388	$324,254	$239,572	$470,754	$46,706	$1,298,549	$2,830,223	$3,022,437

Variable rate debt:
Mortgages payable	$69,448	$—	$10,151	$—	$—	$—	$79,599	$79,599
Secured credit facility	—	555,000	—	—	—	—	555,000	555,000
Margin payable	7,541	—	—	—	—	—	7,541	7,541

Total variable rate debt	76,989	555,000	10,151	—	—	—	642,140	642,140

Total maturing debt (c)	$527,377	$879,254	$249,723	$470,754	$46,706	$1,298,549	$3,472,363	$3,664,577

Weighted average interest rate on debt:
Fixed rate debt	5.61%	5.55%	7.12%	5.77%	6.15%	7.23%	6.51%
Variable rate debt	3.62%	3.81%	2.56%	—	—	—	3.77%

Total	5.32%	4.45%	6.94%	5.77%	6.15%	7.23%	6.00%

(a)	The debt maturity table does not include any premium or discount, of which $10,858 and $(2,003), net of accumulated amortization, respectively, were outstanding as of December 31, 2011.
(b)	Includes $76,269 of variable rate debt that was swapped to a fixed rate.
(c)	As of December 31, 2011, the weighted average years to maturity of consolidated indebtedness was 5.4 years.

The maturity table excludes other financings and the co-venture obligation as described in Notes 1 and 11. The maturity table also excludes accelerated principal payments that may be required as a result of covenants or conditions included in certain loan agreements due to the uncertainty in the timing and amount of these payments. In these cases, the total outstanding indebtedness is included in the year corresponding to the loan maturity date or, if the mortgage payable is amortizing, the payments are presented in accordance with the loan’s original amortization schedule. As of December 31, 2011, the Company was making accelerated principal payments on three mortgages payable with a combined outstanding principal balance of $102,206, which are reflected in the year corresponding to the loan maturity date. During the year ended December 31, 2011, the Company made accelerated principal payments of $11,652 with respect to these mortgages payable. The maturity table includes $51,769 of mortgages payable that had matured as of December 31, 2011 in the 2012 column. The Company plans on addressing its 2012 mortgages payable maturities by using proceeds from an amended credit facility, refinancing the mortgages payable, securing new mortgages collateralized by individual properties or by using proceeds from asset sales.